Notes Payable - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	4 Months Ended	1 Months Ended
	Aug. 13, 2014	Jul. 15, 2014	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 02, 2014	May 02, 2014	Dec. 18, 2013	Mar. 26, 2013	May 08, 2014
Debt Instrument [Line Items]
Aggregate principal amount			$ 83,333			$ 83,333
Warrants aggregate grant date fair value			389,608			389,608	224,313
Debt instrument, face amount	4,000,000		7,500			7,500
Warrants to purchase common stock			2,330,693			2,330,693	403,590
Loss on extinguishment of note and payables, net				0	49,094	49,094	7,200
Accrued loan interest			108,059			108,059
Stock issued (in shares)	550,000
Common stock aggregate grant date fair value			74,029			74,029	3,704
Stock issued, amount				801,000
Warrant Issued During Period Relative Fair Value							112,239
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			190,000			190,000	402,500
Debt Instrument Periodic Payment Interest						15,000
Debt Instrument, Periodic Payment, Principal						175,000
Proceeds from Notes Payable				30,000	140,000	795,000	1,454,000
Debt Instrument, Convertible, Beneficial Conversion Feature				10,690	0	92,370	0
Debt Instrument, Interest Rate During Period						15.00%
Payments for royalties						100,000
Debt Conversion, Original Debt, Amount						30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.75			$ 0.75
Debt Instrument, Maturity Date Range, Start	Jul. 31, 2014					Dec. 31, 2014
Debt Instrument, Maturity Date Range, End	Dec. 31, 2014					Jun. 30, 2015
Amortization Of Debt Discount (Premium)	121,000		99,000	69,515	98,505	464,470	405,531
Stock Issued During Period, Value, Issued in Exchange of Notes Payable, Principal Amount						71,000
Stock Issued During Period, Value, Issued in Exchange of Notes Payable, Interest Amount						4,260
Stock Issued During Period, Shares, Issued in Exchange of Notes Payable						246,764
Warrants Issued During Period, Number of Warrants1			100,000			100,000
Payments under Research and Development Agreements			113,000			113,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures						11,219
Cash Proceeds From Research Agreements		89,063
Warrants
Debt Instrument [Line Items]
Warrants aggregate grant date fair value			29,800			29,800
Notes Payable
Debt Instrument [Line Items]
Debt Instrument Annual Principal Payment			225,000			225,000
Debt Instrument, Increase, Accrued Interest						13,565
Conversion of Stock, Shares Issued						1,202,744
Notes Payable | Cayman
Debt Instrument [Line Items]
Debt instrument, face amount											3,550,000
First Maturity Date
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal								41,667
Second Maturity Date
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal								41,667
Third Maturity Date
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal								41,666
Minimum
Debt Instrument [Line Items]
Warrants exercise price			$ 0.30			$ 0.30	$ 1.50
Debt Instrument, Periodic Payment, Principal						752,500
Debt Instrument, Increase, Accrued Interest						90,000
Percentage of royalty payments						0.50%
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.50			$ 0.50	$ 0.94
Minimum | Notes Payable
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 0.14			$ 0.14
Maximum
Debt Instrument [Line Items]
Warrants exercise price			$ 0.75			$ 0.75	$ 4.00
Debt Instrument, Periodic Payment, Principal						860,559
Debt Instrument, Increase, Accrued Interest						105,000
Percentage of royalty payments						4.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.75			$ 0.75	$ 2.50
Maximum | Notes Payable
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 0.28			$ 0.28
In exchange of notes payable
Debt Instrument [Line Items]
Warrants aggregate grant date fair value			268,997			268,997
Warrants exercise price			$ 0.75			$ 0.75	$ 1.50
Loss on extinguishment of note and payables, net						50,325	7,200
Stock issued (in shares)							5,000
Common stock aggregate grant date fair value							417,681
Amortization Of Debt Discount (Premium)				0		0	0
Stock Issued During Period, Value, Issued in Exchange of Notes Payable, Principal Amount						203,000	404,285
Stock Issued During Period, Value, Issued in Exchange of Notes Payable, Interest Amount						15,672	6,196
Stock Issued During Period, Shares, Issued in Exchange of Notes Payable						854,689	818,495
Warrants Issued During Period, Number of Warrants1			100,000			100,000	45,000
Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount				155,000					175,000	281,000
Rate of interest				12.00%				10.00%	12.00%	12.00%
Debt instrument, face amount				50,000
Loss on extinguishment of note and payables, net						1,231
Debt instrument conversion period description										The conversion price of the convertible notes is equal to the greater of (a) 55-65% (depending on the specific note) of the fair value of the Company’s common stock or (b) $0.05 per share. As of December 31, 2013, the convertible notes were not convertible. The beneficial conversion features will be accounted for, if necessary, at the commitment date.
Debt instrument, new proceeds									170,000	271,000
Debt Instrument Annual Principal Payment			30,000			30,000	60,000		30,000	60,000
Debt Instrument issued for consideration						25,000	50,000		25,000	50,000
Debt Instrument Periodic Payment Interest						5,000	10,000		5,000	10,000
Debt Instrument, Periodic Payment, Principal									145,000	221,000
Debt Instrument, Frequency of Periodic Payment									The convertible notes were initially payable 3-12 months from the date of issuance	Convertible Notes were initially payable 2-6 months from the date of issuance.
Proceeds from Notes Payable								125,000	175,000	281,000
Debt Instrument, Convertible, Beneficial Conversion Feature				10,690					145,000	171,000
Debt Instrument Convertible Number of stock to holders										110,000
Debt Instrument, Increase, Accrued Interest				5,984		3,646
Debt instrument, interest rate, effective percentage										100.00%
Amortization Of Debt Discount (Premium)				0		0	0
Conversion of Stock, Shares Issued						582,033
Debt Instrument, Convertible, Conversion Price				$ 0.10
Debt Instrument Issue Description
(a) 55%-60% (depending on the particular note) of the fair value of the Company’s stock or (b) $0.05 per share. The remaining $30,000 is convertible into shares of the Company’s common stock at the election of the holder any time after September 10, 2014 at the lesser of (a) $0.50 per share or (b) 65% of the fair value of the Company’s common stock, but with a floor of $0.05 per share.

Proceeds from Convertible Debt				30,000
Debt Instrument Percentage For Fair Value				55.00%
Sale of Stock, Number of Shares Issued in Transaction				222,245
Sale of Stock, Price Per Share				$ 0.25
Convertible Notes | Minimum
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 0.19			$ 0.19
Convertible Notes | Maximum
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 0.22			$ 0.22
Waiver
Debt Instrument [Line Items]
Aggregate principal amount											450,000
Accrued loan interest											213,000
Bermuda Lender
Debt Instrument [Line Items]
Aggregate principal amount				83,333								500,000
Scheduled maturity date of the note											Jul. 31, 2014
Warrants aggregate grant date fair value											457,826
Warrants to purchase common stock											400,000
Warrants exercise price											$ 2.50
Stock issued (in shares)											600,000
Stock issued, amount											480,000
Fair value Of warrants											250,000
Stock issued during period shares in connection with accrued and unpaid interest											266,250
Debt instrument, interest rate, effective percentage											11.00%	15.00%
Bermuda Lender | Notes Payable | Cayman
Debt Instrument [Line Items]
Aggregate principal amount											450,000
Debt instrument, face amount											$ 4,000,000